Financial risk management, objectives and policies (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Net	S/ 11,865	S/ 100,680
Discounted at the applicable interbank rates	489	69,912	S/ 124,770
Not later than one month [Member]
Disclosure of financial liabilities [line items]
Net
Discounted at the applicable interbank rates
Not later than three months [Member]
Disclosure of financial liabilities [line items]
Net	(2,841)	(2,942)
Discounted at the applicable interbank rates	(2,836)	(2,933)
Not later than one year [member]
Disclosure of financial liabilities [line items]
Net	(13,032)	(13,556)
Discounted at the applicable interbank rates	(12,885)	(13,341)
Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Net	(100,102)	(105,069)
Discounted at the applicable interbank rates	(94,939)	(97,541)
Later than five years [Member]
Disclosure of financial liabilities [line items]
Net	127,840	222,247
Discounted at the applicable interbank rates	111,149	183,727
Inflows [Member]
Disclosure of financial liabilities [line items]
Net	139,785	259,195
Inflows [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Net
Inflows [Member] | Not later than three months [Member]
Disclosure of financial liabilities [line items]
Net
Inflows [Member] | Not later than one year [member]
Disclosure of financial liabilities [line items]
Net
Inflows [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Net
Inflows [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Net	139,785	259,195
Outflows [Member]
Disclosure of financial liabilities [line items]
Net	(127,920)	(158,515)
Outflows [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Net
Outflows [Member] | Not later than three months [Member]
Disclosure of financial liabilities [line items]
Net	(2,841)	(2,942)
Outflows [Member] | Not later than one year [member]
Disclosure of financial liabilities [line items]
Net	(13,032)	(13,556)
Outflows [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Net	(100,102)	(105,069)
Outflows [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Net	S/ (11,945)	S/ (36,948)